Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
November 30, 2021
ZCI-NPRT1-0122
1.9887608.103
Nonconvertible Bonds - 70.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 3% 6/30/22	1,500,000	1,514,957
NTT Finance Corp. 0.373% 3/3/23 (b)	1,000,000	997,087
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (c)(d)	262,000	263,153
		2,775,197
Entertainment - 0.5%
The Walt Disney Co. 3% 9/15/22	1,100,000	1,121,498
Media - 1.3%
Fox Corp. 3.666% 1/25/22	1,000,000	1,004,765
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.390% 0.5055% 3/4/22 (c)(d)	1,550,000	1,551,403
2.35% 12/1/22	500,000	508,348
		3,064,516
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7254% 3/22/22 (c)(d)	750,000	750,990
TOTAL COMMUNICATION SERVICES		7,712,201
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 4.7%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3096% 2/22/23 (c)(d)	339,000	338,998
0.4% 10/21/22	231,000	230,772
2.2% 6/27/22	1,000,000	1,009,731
3.375% 12/10/21	350,000	350,233
BMV Finance NV 2.25% 8/12/22 (b)	1,050,000	1,062,584
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5789% 4/1/24 (b)(c)(d)	624,000	628,352
2.7% 4/6/22 (b)	793,000	797,812
3.8% 4/6/23 (b)	1,000,000	1,040,704
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.056% 2/15/22 (b)(c)(d)	1,450,000	1,452,230
2.85% 1/6/22 (b)	1,093,000	1,095,246
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8092% 3/8/24 (c)(d)	432,000	433,648
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	400,000	405,516
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (b)	600,000	600,463
2.7% 9/26/22 (b)	500,000	508,106
2.9% 5/13/22 (b)	900,000	909,214
		10,863,609
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	1,200,000	1,207,294
TOTAL CONSUMER DISCRETIONARY		12,070,903
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.625% 2/10/23 (b)	72,000	71,779
Tobacco - 0.9%
BAT Capital Corp. 2.764% 8/15/22	1,500,000	1,520,220
Philip Morris International, Inc. 2.625% 2/18/22	500,000	501,452
		2,021,672
TOTAL CONSUMER STAPLES		2,093,451
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.0495% 5/11/23 (c)(d)	400,000	403,903
Enbridge, Inc.:
3 month U.S. LIBOR + 0.500% 0.66% 2/18/22 (c)(d)	280,000	280,176
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (c)(d)	257,000	256,931
2.9% 7/15/22	1,300,000	1,316,711
Enterprise Products Operating LP 3.5% 2/1/22	1,000,000	1,004,790
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.485% 8/16/22 (c)(d)	350,000	350,735
Kinder Morgan Energy Partners LP 3.95% 9/1/22	500,000	508,306
Phillips 66 Co. 4.3% 4/1/22	1,000,000	1,012,023
The Williams Companies, Inc. 3.35% 8/15/22	1,000,000	1,011,706
TransCanada PipeLines Ltd. 2.5% 8/1/22	500,000	506,237
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	61,000	60,683
		6,712,201
FINANCIALS - 45.0%
Banks - 27.6%
Bank of America Corp.:
0.523% 6/14/24 (c)	600,000	595,497
2.816% 7/21/23 (c)	196,000	198,485
2.881% 4/24/23 (c)	500,000	504,312
3.004% 12/20/23 (c)	1,000,000	1,022,530
3.124% 1/20/23 (c)	1,206,000	1,210,046
3.3% 1/11/23	200,000	205,899
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7023% 3/26/22 (c)(d)	300,000	300,520
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3141% 9/15/23 (c)(d)	650,000	649,802
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3186% 4/14/23 (c)(d)	600,000	600,582
2.9% 3/26/22	400,000	403,288
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.640% 0.7555% 3/7/22 (c)(d)	500,000	500,770
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.3091% 9/15/23 (c)(d)	850,000	848,259
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 7/31/24 (c)(d)	700,000	699,666
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (c)(d)	650,000	651,105
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8615% 7/20/22 (b)(c)(d)	250,000	251,035
Barclays Bank PLC 1.7% 5/12/22	700,000	703,025
Barclays PLC:
3 month U.S. LIBOR + 1.430% 1.586% 2/15/23 (c)(d)	200,000	200,440
3.684% 1/10/23	1,100,000	1,103,459
4.61% 2/15/23 (c)	1,650,000	1,662,761
BB&T Corp. 3.95% 3/22/22	500,000	503,896
BNP Paribas SA 3.5% 3/1/23 (b)	400,000	413,385
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4268% 1/14/22 (b)(c)(d)	700,000	700,198
3 month U.S. LIBOR + 1.220% 1.3796% 5/22/22 (b)(c)(d)	500,000	502,583
3 month U.S. LIBOR + 1.240% 1.3541% 9/12/23 (b)(c)(d)	400,000	406,578
2.75% 12/2/21	500,000	500,000
3% 5/22/22 (b)	1,450,000	1,467,072
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.389% 6/22/23 (c)(d)	682,000	682,717
2.606% 7/22/23 (c)	800,000	809,572
Capital One Bank NA 2.014% 1/27/23 (c)	400,000	400,743
Capital One NA 3 month U.S. LIBOR + 0.820% 0.9644% 8/8/22 (c)(d)	300,000	301,152
Citigroup, Inc.:
3 month U.S. LIBOR + 0.960% 1.0839% 4/25/22 (c)(d)	800,000	801,896
3 month U.S. LIBOR + 1.430% 1.5499% 9/1/23 (c)(d)	250,000	252,201
2.7% 10/27/22	753,000	766,587
2.876% 7/24/23 (c)	800,000	810,823
3.142% 1/24/23 (c)	1,000,000	1,003,575
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	1,350,000	1,383,201
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (b)(c)(d)	610,000	609,543
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.640% 0.7716% 2/1/22 (c)(d)	750,000	750,345
First Republic Bank 2.5% 6/6/22	720,000	726,473
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.500% 1.6331% 1/5/22 (c)(d)	500,000	500,667
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (c)(d)	700,000	700,000
3.262% 3/13/23 (c)	1,500,000	1,510,551
3.95% 5/18/24 (c)	400,000	416,039
4.875% 1/14/22	500,000	502,577
ING Groep NV:
3 month U.S. LIBOR + 1.150% 1.2818% 3/29/22 (c)(d)	2,250,000	2,257,359
3.15% 3/29/22	315,000	317,768
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.3539% 10/24/23 (c)(d)	400,000	403,522
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6291% 3/16/24 (c)(d)	700,000	702,560
0.697% 3/16/24 (c)	700,000	699,053
2.776% 4/25/23 (c)	900,000	907,293
3.207% 4/1/23 (c)	1,100,000	1,109,485
3.559% 4/23/24 (c)	700,000	725,768
3.797% 7/23/24 (c)	300,000	313,548
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.7916% 2/1/22 (c)(d)	500,000	500,479
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (c)(d)	400,000	399,469
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	325,000	325,851
2.858% 3/17/23 (c)	600,000	603,663
2.907% 11/7/23 (c)	600,000	610,930
3% 1/11/22	2,219,000	2,225,147
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.8049% 7/26/23 (c)(d)	300,000	302,518
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8155% 3/7/22 (c)(d)	250,000	250,416
3 month U.S. LIBOR + 0.860% 0.9849% 7/26/23 (c)(d)	400,000	403,987
3 month U.S. LIBOR + 0.920% 1.0796% 2/22/22 (c)(d)	500,000	500,649
2.623% 7/18/22	1,000,000	1,013,446
2.665% 7/25/22	500,000	507,071
3.218% 3/7/22	500,000	503,777
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 0.9623% 7/16/23 (c)(d)	500,000	502,093
3 month U.S. LIBOR + 0.850% 0.9641% 9/13/23 (c)(d)	800,000	803,402
3 month U.S. LIBOR + 0.880% 0.9941% 9/11/22 (c)(d)	200,000	201,016
3 month U.S. LIBOR + 0.940% 1.1156% 2/28/22 (c)(d)	1,050,000	1,052,089
2.721% 7/16/23 (c)	1,050,000	1,062,757
2.953% 2/28/22	813,000	818,122
3.549% 3/5/23	500,000	517,626
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.7155% 3/7/22 (c)(d)	300,000	300,290
NatWest Markets PLC 3.625% 9/29/22 (b)	2,050,000	2,103,124
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.546% 12/9/22 (c)(d)	700,000	700,042
1.743% 2/24/23 (c)	500,000	501,253
Rabobank Nederland:
3.875% 2/8/22	150,000	150,964
3.95% 11/9/22	750,000	771,553
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 0.9511% 1/10/22 (c)(d)	250,000	250,207
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4997% 10/26/23 (c)(d)	950,000	953,985
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	800,000	813,491
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.780% 0.9011% 7/12/22 (c)(d)	500,000	502,078
3 month U.S. LIBOR + 0.860% 0.9836% 7/19/23 (c)(d)	500,000	505,013
2.846% 1/11/22	500,000	501,362
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.6499% 12/1/22 (c)(d)	250,000	251,276
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2692% 6/2/23 (c)(d)	750,000	750,124
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4042% 3/4/24 (c)(d)	700,000	700,832
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5297% 1/27/23 (c)(d)	1,200,000	1,204,093
0.25% 1/6/23	600,000	597,844
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2491% 1/17/24 (c)(d)	850,000	849,584
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 0.7792% 3/9/23 (c)(d)	523,000	526,285
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.3095% 1/21/22 (c)(d)	814,000	814,024
		64,022,143
Capital Markets - 9.6%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 8/9/23 (c)(d)	600,000	599,593
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.44% 2/2/24 (c)(d)	1,000,000	998,250
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.5% 2/4/22 (c)(d)	2,200,000	2,200,660
2.8% 4/8/22	250,000	252,087
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.55% 11/8/23 (c)(d)	1,150,000	1,148,609
3.3% 11/16/22	672,000	688,075
5% 2/14/22	477,000	481,193
E*TRADE Financial Corp. 2.95% 8/24/22	2,301,000	2,337,651
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.914% 2/23/23 (c)(d)	1,297,000	1,303,467
3 month U.S. LIBOR + 1.000% 1.1239% 7/24/23 (c)(d)	150,000	150,589
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/8/23 (c)(d)	675,000	674,552
0.481% 1/27/23	1,050,000	1,046,480
0.627% 11/17/23 (c)	900,000	897,667
2.905% 7/24/23 (c)	500,000	506,491
2.908% 6/5/23 (c)	850,000	859,018
5.75% 1/24/22	450,000	453,465
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (c)(d)	1,500,000	1,500,975
0.529% 1/25/24 (c)	337,000	335,675
0.56% 11/10/23 (c)	410,000	408,748
2.75% 5/19/22	800,000	808,345
3.737% 4/24/24 (c)	400,000	415,020
4.875% 11/1/22	500,000	518,884
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/1/23 (b)(c)(d)	750,000	750,225
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.41% 2/9/24 (b)(c)(d)	650,000	651,571
1.75% 4/21/22 (b)	350,000	351,495
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.106% 8/15/23 (b)(c)(d)	800,000	804,180
2.65% 2/1/22 (b)	1,250,000	1,254,708
		22,397,673
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.73% 9/29/23 (c)(d)	651,000	650,460
American Express Co.:
3 month U.S. LIBOR + 0.620% 0.78% 5/20/22 (c)(d)	1,350,000	1,350,725
2.75% 5/20/22	650,000	655,908
American Express Credit Corp.:
3 month U.S. LIBOR + 0.700% 0.8189% 3/3/22 (c)(d)	550,000	550,484
2.7% 3/3/22	300,000	301,140
Capital One Financial Corp. 3.2% 1/30/23	1,500,000	1,540,730
John Deere Capital Corp. 2.75% 3/15/22	100,000	100,719
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (c)(d)	550,000	550,503
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.3688% 4/6/23 (c)(d)	900,000	899,731
0.45% 7/22/22	342,000	341,801
1.15% 5/26/22	400,000	401,461
		7,343,662
Diversified Financial Services - 0.3%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (b)(c)(d)	800,000	801,078
Insurance - 4.3%
ACE INA Holdings, Inc. 2.875% 11/3/22	300,000	305,041
Aon Corp. 2.2% 11/15/22	1,300,000	1,319,680
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.438% 4/6/23 (b)(c)(d)	700,000	701,049
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6187% 1/13/23 (b)(c)(d)	1,142,000	1,147,025
3.875% 4/11/22 (b)	150,000	151,873
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5985% 1/17/23 (b)(c)(d)	2,000,000	2,006,406
0.55% 7/13/22 (b)	450,000	450,189
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4011% 1/10/23 (b)(c)(d)	279,000	279,615
3 month U.S. LIBOR + 0.280% 0.4095% 1/21/22 (b)(c)(d)	250,000	250,080
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.27% 2/2/23 (b)(c)(d)	650,000	650,308
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.310% 0.3597% 4/26/24 (b)(c)(d)	550,000	551,203
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4278% 4/12/24 (b)(c)(d)	700,000	701,006
Principal Financial Group, Inc. 3.3% 9/15/22	1,000,000	1,023,773
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (b)(c)(d)	438,000	439,881
		9,977,129
TOTAL FINANCIALS		104,541,685
HEALTH CARE - 4.0%
Biotechnology - 1.7%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8096% 11/21/22 (c)(d)	350,000	351,746
2.3% 11/21/22	400,000	406,031
2.9% 11/6/22	1,250,000	1,275,113
3.25% 10/1/22	700,000	710,760
3.45% 3/15/22	1,150,000	1,153,998
		3,897,648
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. 3.375% 5/15/22	1,500,000	1,518,314
Health Care Providers & Services - 0.8%
Anthem, Inc. 2.95% 12/1/22	500,000	511,039
CVS Health Corp. 3.5% 7/20/22	1,300,000	1,318,041
		1,829,080
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 0.5788% 10/18/24 (c)	324,000	324,442
Pharmaceuticals - 0.7%
AstraZeneca PLC 2.375% 6/12/22	500,000	504,392
Bristol-Myers Squibb Co. 2.6% 5/16/22	400,000	404,284
Viatris, Inc. 1.125% 6/22/22	700,000	701,048
		1,609,724
TOTAL HEALTH CARE		9,179,208
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	274,000	274,102
Industrial Conglomerates - 1.0%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.5144% 8/8/22 (c)(d)	720,000	720,942
0.483% 8/19/22	214,000	214,021
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/11/24 (b)(c)(d)	500,000	501,578
0.4% 3/11/23 (b)	902,000	898,856
		2,335,397
Machinery - 1.1%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.3466% 1/6/22 (c)(d)	642,000	642,070
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (c)(d)	740,000	739,574
0.25% 3/1/23	500,000	497,901
0.95% 5/13/22	400,000	401,192
1.9% 9/6/22	200,000	202,249
		2,482,986
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.625% 7/1/22	500,000	504,756
3.5% 1/15/22	1,000,000	1,003,585
3.75% 2/1/22	350,000	350,000
		1,858,341
TOTAL INDUSTRIALS		6,950,826
INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.1%
IBM Corp. 2.85% 5/13/22	200,000	202,231
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (c)(d)	274,000	274,463
Software - 0.5%
Oracle Corp. 2.5% 5/15/22	1,000,000	1,005,960
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	750,000	769,744
TOTAL INFORMATION TECHNOLOGY		2,252,398
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	46,000	46,026
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Kimco Realty Corp. 3.4% 11/1/22	557,000	567,849
UTILITIES - 5.0%
Electric Utilities - 4.6%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	438,000	437,872
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (c)(d)	341,000	340,827
3.05% 8/15/22	1,500,000	1,517,452
Entergy Corp. 4% 7/15/22	1,000,000	1,015,082
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 5/10/23 (c)(d)	399,000	398,745
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(d)	900,000	898,542
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.45% 11/3/23 (c)(d)	900,000	898,394
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (c)(d)	357,000	358,024
0.65% 3/1/23	800,000	798,978
2.9% 4/1/22	750,000	755,845
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (c)(d)	145,000	145,000
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.379% 6/24/24 (c)(d)	476,000	475,939
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (c)(d)	233,000	233,000
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6889% 4/3/23 (c)(d)	500,000	500,608
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.830% 0.8789% 4/1/24 (c)(d)	500,000	500,998
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (c)(d)	444,000	443,276
Virginia Electric & Power Co. 3.45% 9/1/22	1,000,000	1,014,823
		10,733,405
Gas Utilities - 0.2%
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7241% 3/11/23 (c)(d)	324,000	324,006
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.4658% 9/14/23 (c)(d)	72,000	71,936
		395,942
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	325,000	324,984
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (c)(d)	186,000	186,043
		511,027
TOTAL UTILITIES		11,640,374
TOTAL NONCONVERTIBLE BONDS (Cost $163,838,514)		163,767,122

U.S. Government and Government Agency Obligations - 6.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (c)(d)	400,000	400,406

U.S. Treasury Obligations - 6.6%
U.S. Treasury Notes:
0.125% 5/31/22	1,813,000	1,813,144
0.125% 6/30/22	2,539,000	2,538,405
0.125% 12/31/22	4,500,000	4,492,093
0.25% 6/15/23	4,400,000	4,388,828
0.375% 10/31/23	2,185,000	2,179,025
TOTAL U.S. TREASURY OBLIGATIONS		15,411,495
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,830,293)		15,811,901

Bank Notes - 3.2%
	Principal Amount (a)	Value ($)
BBVA U.S.A. 2.875% 6/29/22	1,000,000	1,012,016
Capital One NA 2.15% 9/6/22	873,000	882,588
Citizens Bank NA:
2.65% 5/26/22	1,000,000	1,008,805
3.25% 2/14/22	350,000	351,201
Huntington National Bank 2.5% 8/7/22	1,100,000	1,114,184
KeyBank NA 3.3% 2/1/22	500,000	502,494
MUFG Union Bank NA 3.15% 4/1/22	850,000	855,864
Truist Bank 2.8% 5/17/22	1,100,000	1,110,495
U.S. Bank NA, Cincinnati 1.8% 1/21/22	650,000	650,695
TOTAL BANK NOTES (Cost $7,491,225)		7,488,342

Certificates of Deposit - 0.3%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee 0.28% 5/17/22 (Cost $800,000)	800,000	800,252

Commercial Paper - 4.5%
	Principal Amount (a)	Value ($)
Cigna Corp. 0.29% 2/11/22	1,000,000	999,540
Enel Finance America LLC:
yankee:
0.29% 1/7/22	400,000	399,932
0.3% 1/24/22	400,000	399,888
0.37% 7/11/22	800,000	798,023
0.4% 9/22/22	900,000	896,692
0.4% 8/11/22	700,000	697,931
General Motors Financial Co., Inc.:
0.36% 1/19/22	300,000	299,858
0.36% 2/14/22	400,000	399,691
0.4% 3/28/22	300,000	299,602
HSBC U.S.A., Inc.:
yankee:
0.35% 5/13/22	750,000	748,746
0.4% 2/4/22	600,000	599,718
0.33% 9/13/22	800,000	797,009
0.33% 10/4/22	900,000	896,304
NatWest Markets PLC yankee:
0.3% 6/21/22	800,000	798,791
0.35% 4/19/22	700,000	699,382
Viatris, Inc. 0.68% 4/26/22	600,000	598,824
TOTAL COMMERCIAL PAPER (Cost $10,331,341)		10,329,931

Money Market Funds - 14.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)(f)(g) (Cost $34,183,272)	34,176,437	34,183,272

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $232,474,645)	232,380,820
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,251
NET ASSETS - 100.0%	232,396,071

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,443,319 or 12.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	23,844,108	43,432,261	33,093,097	4,312	-	-	34,183,272	0.1%
Total	23,844,108	43,432,261	33,093,097	4,312	-	-	34,183,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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